Research And Development Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development Expense [Abstract]
Total expenses	$ 368,652	$ 317,690	$ 301,382
Less - grants and participations	(36,895)	(30,338)	(36,322)
Research and development, net	$ 331,757	$ 287,352	$ 265,060